Convertible Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Net carrying amount	$ 1,616		$ 23,779
- Current	1,616		23,779
- Non-current	0		0
Convertible Senior Notes
Debt Instrument [Line Items]
Equity component	17,774	[1]	17,774	[1]
Principal	1,616		23,793
Less: debt discount, net	0	[2]	(14)	[2]
Net carrying amount	$ 1,616		$ 23,779

[1]	Included in the consolidated balance sheets within additional paid-in capital.
[2]	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.